Events after the Reporting Period	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure of events after reporting period [text block]
41.	Events after the Reporting Period

(a)
POSCO CHEMICAL CO., LTD, a subsidiary of the Company, carried out capital increase after the reporting period, and received
￦
1,273.5 billion from the increase (including POSCO
￦
688.1 billion) on January 21, 2021. The capital increase is part of the Company’s mid-
to long-term strategy to expand the production facilities of anode materials in response to the demand of lithium-ion
battery market.

(b)
POSCO INTERNATIONAL Corporation holds interests in several gas field projects in Myanmar and the related revenue for 2020 was
￦
605 billion. In February 2021, Myanmar’s military declared state of emergency for a year with detention of Myanmar’s national adviser Aung San Suu Kyi and senior members of the ruling party’s National League for Democracy. As of the authorization date of issuance for the accompanying consolidated financial statements, the Company has not experienced business suspension or delay in delivery of gas due to the political instability in Myanmar. However, and the Company cannot estimate the future impact on POSCO INTERNATIONAL Corporation’s business in Myanmar due to the uncertainty of the duration of the matter and the ultimate outcome thereof.